Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	Aug. 31, 2019	Aug. 31, 2018
OPERATING ACTIVITIES
Net Loss			$ (66,289,000)	$ (9,383,000)	$ (18,727,000)	$ (16,823,000)
Income from discontinued operations	$ (1,490,000)	$ 1,178,000	14,389,000	4,596,000	5,997,000	1,226,000
Net loss from continuing operations	(71,688,000)	(6,174,000)	(80,678,000)	(13,979,000)	(24,724,000)	(18,049,000)
Adjustments to reconcile net loss from continuing operations to net cash used in continuing operating activities:
Expense related to preferred options	62,091,000	0	62,091,000	0
Depreciation and amortization	545,000	222,000	1,025,000	603,000	837,000	272,000
Inducement loss on Note Conversions					3,829,000
Excess of derivative liabilities over Notes at issuance					2,588,000
Amortization of note discount and financing costs					5,607,000	951,000
Gain on convertible note settlement	0	0	0	(2,611,000)
Gain on convertible note penalties accrual	0	0	(760,000)	0
Amortization of debt discount and debt issuance cost			6,749,000	3,599,000
Stock issued for services			75,000	225,000	263,000	163,000
Stock-based compensation- general and administrative			745,000	154,000	369,000	200,000
Expense related to warrant modification	0	0	22,000	0	2,271,000
Loss (Gain) associated with note defaults, net					(811,000)	3,500,000
Inducement loss on note conversions	57,000	2,273,000	624,000	3,829,000
Expense related to warrant exchange			552,000
Non-cash interest				509,000
Interest paid in common shares					509,000
Change in fair value of derivative and warrant liability	(6,000)	(4,748,000)	(1,777,000)	(4,748,000)	(2,569,000)
Expense related to acceleration of amortization of convertible note discount upon conversion				2,588,000
Changes in operating assets and liabilities
Accounts receivable			(763,000)	(58,000)	(236,000)	289,000
Unbilled accounts receivable			(996,000)	(455,000)	(643,000)	(310,000)
Prepaid expenses			54,000	(205,000)	97,000	(93,000)
Other current assets			54,000	32,000	15,000	(243,000)
Deposits - workers' compensation			3,283,000	(729,000)	(794,000)	(124,000)
Deposits and other assets			(16,000)	27,000	(3,000)	6,000
Accounts payable			(151,000)	925,000	1,372,000	76,000
Payroll related liabilities			(108,000)	1,269,000	4,118,000	3,028,000
Accrued workers' compensation			1,665,000	423,000	700,000	60,000
Other current liabilities			(2,284,000)	(215,000)	(25,000)	1,677,000
Total Adjustments			70,084,000	5,162,000
Net cash used in continuing operating activities			(10,594,000)	(8,817,000)	(9,501,000)	(8,597,000)
Net cash provided by discontinued operating activities			76,000	7,194,000	7,415,000	(941,000)
Net cash used in operating activities			(10,518,000)	(1,623,000)	(2,086,000)	(9,538,000)
INVESTING ACTIVITIES
Purchase of fixed assets			(81,000)	(581,000)	(1,167,000)	(3,019,000)
Issuance of related party note receivable					325,000
Proceeds from sale of fixed assets			34,000
Proceeds from working capital adjustment - sale of assets			1,214,000
Proceeds from sale of assets			9,500,000
Net cash provided by (used in) investing activities			10,667,000	(581,000)	(1,492,000)	(3,019,000)
FINANCING ACTIVITIES
Proceeds from underwritten public offering, net of offering costs			10,332,000
Proceeds from issuance of convertible notes				3,750,000	3,750,000	9,000,000
Issuance costs related to convertible notes				(485,000)	(485,000)	(765,000)
Repayment of convertible notes			(1,240,000)	(436,000)	(436,000)
Proceeds from exercise of warrants			33,000	660,000	660,000	75,000
Net cash provided by financing activities			9,125,000	3,489,000	3,489,000	8,310,000
Net increase in cash			9,274,000	1,285,000	(89,000)	(4,247,000)
Cash - Beginning of Period			1,561,000	1,650,000	1,650,000	5,897,000
Cash - End of Period	10,835,000	2,935,000	10,835,000	2,935,000	1,561,000	1,650,000
Supplemental Disclosure of Cash Flows Information:
Cash paid for interest			315,000	226,000	226,000	133,000
Income taxes
Non-cash Investing and Financing Activities:
Conversion of debt and accrued interest into common stock			6,238,000	8,839,000	8,904,000
Additional Principal to settle registration rights penalties				889,000	889,000
Common stock issued for services			75,000		(263,000)	(163,000)
Discharge of related party note receivable for common shares					325,000
Allocated fair value of beneficial conversion feature					1,479,000
Debt discount due to the intrinsic value of beneficial conversion feature						924,000
Debt discount due to warrants included with convertible notes						$ 859,000
Common stock issued for note exchange			200,000
Additional principal issued for note exchange			433,000
Interest capitalized into notes receivable			59,000
Common stock issued in exchange for warrants			552,000
Discount recorded for asset sale note receivable			1,818,000
Reclassification of derivative liabilities to paid in capital			1,979,000
Expense related to warrant modification	$ 0	$ 0	$ 22,000	$ 0	$ 2,271,000